5. Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 38,672	$ 10,053	$ 34,443	$ 12,951